Other non-current assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Other non-current assets, net
Prepayments on long-term assets	¥ 7,054	¥ 6,717
Deposits for rental	3,182	4,183
Others	3,032
Other non-current asset	13,268	10,900
Less: impairment	(3,354)	(6,026)
Other non-current assets, net	9,914	4,874		$ 1,358
Impairment loss on other non-current assets	¥ 0	¥ 72	¥ 12,591